Fair Value Measurements and Available for Sale Investments - Schedule of Aggregate market value, cost basis, and gross unrealized gains and losses of available-for-sale investments (Details) - USD ($)
$ in Thousands
		Dec. 31, 2025		Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost		$ 73,259		$ 302,214
Gross Unrealized Gains		183		527
Gross Unrealized Losses		0		(15)
Total Fair Value		73,442		302,726
Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost		10,152	[1]	10,642	[2]
Gross Unrealized Gains		22	[1]	10	[2]
Gross Unrealized Losses		0	[1]	0	[2]
Total Fair Value		10,174	[1]	10,652	[2]
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost		63,107	[3]	283,985	[4]
Gross Unrealized Gains		161	[3]	517	[4]
Gross Unrealized Losses		0	[3]	(7)	[4]
Total Fair Value		$ 63,268	[3]	284,495	[4]
Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	[5]			7,587
Gross Unrealized Gains	[5]			0
Gross Unrealized Losses	[5]			(8)
Total Fair Value	[5]			$ 7,579

[1]	Of our outstanding commercial and corporate obligations, $10.2 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2025.
[2]	Of our outstanding commercial and corporate obligations, $10.7 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2024.
[3]	Of our outstanding U.S. Treasury securities, $63.3 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2025.
[4]	Of our outstanding U.S. Treasury securities, $249.0 million have maturity dates of less than one year and $35.5 million have a maturity date of between one to two years as of December 31, 2024.
[5]	Of our outstanding agency securities, $7.6 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2024.